Share-based payments - Share options and Share plans (Details) Option in Millions	12 Months Ended
	Mar. 31, 2018 GBP (£) Option	Mar. 31, 2017 GBP (£) Option	Mar. 31, 2016 GBP (£) Option
Share options and Share plans
Share options granted	11	31	7
Movements in outstanding ordinary share options
Balance at the beginning of the period (in shares)	41	24	25
Granted (in shares)	11	31	7
Forfeited (in shares)	(2)	(1)	(1)
Exercised (in shares)	(5)	(7)	(5)
Expired (in shares)	(5)	(6)	(2)
Balance at the end of the period (in shares)	40	41	24
Weighted average exercise price:
Weighted average exercise price at the beginning of the period | £	£ 1.61	£ 1.62	£ 1.49
Granted (per share) | £	1.72	1.61	1.89
Forfeited (per share) | £	1.65	1.66	1.54
Exercised (per share) | £	1.57	1.50	1.42
Expired (per share) | £	1.65	1.75	1.59
Weighted average exercise price at the end of the period | £	£ 1.64	£ 1.61	£ 1.62
Vodafone Group executive plans
Share options and Share plans
Share options granted	0
Movements in outstanding ordinary share options
Granted (in shares)	0
Vodafone Group 2008 Sharesave Plan
Share options and Share plans
Monthly savings, amount | £	£ 375
Discount rate for share options	0.20
Vodafone Group 2008 Sharesave Plan | Minimum
Share options and Share plans
Share option vesting period	3 years
Vodafone Group 2008 Sharesave Plan | Maximum
Share options and Share plans
Share option vesting period	5 years